Related Party Transactions (Related Party Transactions By Related Party) (Detail) (USD $)	12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2012	Apr. 17, 2012	Dec. 31, 2011	Dec. 31, 2012 LIBOR [Member]	Dec. 31, 2011 LIBOR [Member]	Apr. 17, 2012 Robert Friedland [Member]	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]		Dec. 31, 2010 Rio Tinto [Member]	Mar. 01, 2013 Rio Tinto [Member]	Dec. 31, 2012 Rio Tinto [Member] Series D Warrants [Member]	Dec. 31, 2012 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2011 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2012 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2011 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2012 Global Mining Management Corporation [Member]		Dec. 31, 2011 Global Mining Management Corporation [Member]		Dec. 31, 2012 Robert Friedland Related Entities [Member]		Dec. 31, 2011 Robert Friedland Related Entities [Member]
Related Party Transaction [Line Items]
Interest income on demand deposits	$ 15,804,000		$ 14,442,000				$ 385,000	[1]
Costs recoveries - Turquoise Hill							2,654,000
Financing Costs	(164,384,000)												(164,384,000)
Standby commitment fee (Note 16 (d))							(72,764,000)
Front end fees (Note 13)							(15,000,000)		(18,000,000)
Commitment fees (Note 13)														(17,681,000)	(7,705,000)
Interest expense (Note 13)	(11,943,000)		(11,013,000)													(101,109,000)	(881,000)
Management services payment							(34,392,000)	[2]	(42,770,000)	[2]
Costs recoveries - Rio Tinto							(113,326,000)	[3]	(40,808,000)	[3]
Net amount of related party transactions							(515,617,000)		(110,164,000)
Cash and cash equivalents deposited							970,591,000	[1]				274,200,000
Interest rate				3.25%	3.25%
Management services payment, percentage							3.00%				1.50%
Related party costs and expenses	45,243,000		23,114,000															24,019,000	[4]	14,815,000	[4]	21,224,000	[5]	8,299,000	[5]
Ownership percentage						10.00%
Company's Chairman and Chief Executive Officer's ownership percentage in Related Party entity						100.00%
Payment to settle cost-sharing arrangements with related party entities		$ 19,400,000

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.
[2]	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.
[3]	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.
[4]	Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.
[5]	Robert Friedland beneficially owns more than 10% of the Company and was the Company's CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.